Share-based payments - Outstanding RSUs/PSUs Activity (Details) - RSUs and PSUs	12 Months Ended
	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2024 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance, outstanding (in shares)	3,578,900	3,412,812
Granted (in shares)	2,357,223	1,236,690
Dividends credited (in shares)	377,264	284,530
Settled (in shares)	(1,184,961)	(1,296,656)
Forfeited (in shares)	(159,573)	(58,476)
Ending balance, outstanding (in shares)	4,968,853	3,578,900
Vested (in shares)	1,238,636	1,090,574
Weighted average fair value at measurement date, other equity instruments granted | $	$ 35	$ 50